SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Purchase obligation	$ 0	$ 0
Goodwill, impairment loss	0	0	$ 0
Impairment, long-lived asset	0	0	0
Revenue remaining performance obligation	$ 0	0	0
Deferred revenue		$ 0	$ 0